Document and Entity Information	3 Months Ended
Apr. 30, 2019
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Apr. 30, 2019
Amendment flag	false
Registrant name	Summit Therapeutics plc
Central index key	0001599298
Current fiscal year end date	--01-31
Document fiscal year focus	2020
Document fiscal period focus	Q1